Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

SOF-XII SFR Holdings, L.P.

c/o Starwood Capital Group

591 West Putnam Avenue

Greenwich, CT 06830

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by SOF-XII SFR Holdings, L.P. (the “Company,” as the engaging party) and Citigroup Global Markets Inc., and Nomura Securities International, Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets included on the Final Data Tape (as defined below) with respect to the STAR 2022-SFR3 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included on the Final Data Tape.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on a sample size of 580 Units (representing 579 Properties), which the Specified Parties instructed us to select randomly from the initial pool of 2,228 Units (representing 2,214 Properties) identified by the Company as being the assets that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets on the Final Data Tape identified by the Company as being the assets that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

•	The value of such assets; and

PricewaterhouseCoopers LLP, 655 New York Ave, NW, Suite 1100, Washington DC, 20001

T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the Loan Agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit 1 and Exhibit 2.

•	The phrase “Property Cut-Off Date” refers to January 31, 2022.

•	The phrase “Data Room” refers to either ShareFile or Box, used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Units that are occupied on a month-to-month basis.

•	The phrase “Review Date” refers to information provided by the Company from February 8, 2022 to March 8, 2022.

•	The phrase “Sample Attributes” refers to the following data fields in the Initial Data Tape and the Final Data Tape:

1.	Lease Start Date
2.	Date of Lease Expiration
3.	Underwritten Rent (Monthly)
4.	Acquisition Type
5.	Acquisition Month, Day and Year
6.	Purchase Price

•	The phrase “Sample Lease Attributes” collectively refers to the Lease Start Date, Date of Lease Expiration, and Underwritten Rent (Monthly) Sample Attributes.

•	The phrase “Sample Purchase Attributes” collectively refers to the Acquisition Type, Acquisition Month, Day and Year, and Purchase Price Sample Attributes.

•	The phrase “Specified Attributes” refers to the Sample Attributes and the data fields listed in Exhibit 2.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “STAR 2022-SFR3 - Tape 3.1.2022 vF.xlsx”, received on March 2, 2022, containing the Sample Attributes of the Units and Properties as of the Property Cut-Off Date for the initial pool of assets identified by the Company as being the Units and Properties that will collateralize the Transaction (the “Initial Data Tape”);

•	An electronic data file labeled “STAR 2022-SFR3 - Tape 3.7.2022.xlsx”, received on March 8, 2022, containing the Sample Attributes of the Units and Properties as of the Property Cut-Off Date for the pool of assets identified by the Company as being the Units and Properties that will collateralize the Transaction (the “Final Data Tape”);

•	Certain resident ledgers provided via email containing the transaction history of each Unit for the Month-to-Month Sample Units from the Company’s property management system for the month of January 2022 (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Units and Properties that were made available in the Data Room or via email, as applicable (the “Source Documents”); and

•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

○	An electronic data file labeled “STAR 2022-SFR3 - BPO ARBPO File v2.xlsx” (the “BPO Results File”); and

○	Worksheets labeled “Roofstock” and “Tiber” in an electronic data file labeled “STAR 2022-SFR3 - Partners Combined Model 3.1.2022 (v2).xlsx” (together, the “Support File”).

Procedures Performed

Procedure 1	Using the Initial Data Tape, we randomly selected 580 Units (representing 579 Properties) (the “Sample”) from the 2,228 Units (representing 2,214 Properties) represented on the Initial Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each Unit in the Sample, using the information, instruction, and assumptions provided by the Company in relation to Sample Attributes 1 to 3 listed in Exhibit 1, we compared the Sample Lease Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Review Date.

For each Property in the Sample, using the information, instruction, and assumptions provided by the Company in relation to Sample Attributes 4 to 6 listed in Exhibit 1, we compared the Sample Purchase Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Review Date.

For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes on the Initial Data Tape for the Units and Properties in the Sample to the Source Documents and found them to be in agreement, with the exception of the following differences (the “Purchase and Lease Discrepancies”):

Table 1: Purchase and Lease Discrepancies

#	Sample Attribute	Initial Data Tape Value	Source Document Value
127	Purchase Price	$253,650.00	$264,650.00
521	Acquisition Type	Bulk	HUD
575	Underwritten Rent (Monthly)	$2,425.00	$2,522.00
577	Underwritten Rent (Monthly)	$1,475.00	$1,534.00

Procedure 2	On the Final Data Tape, we identified 23 Units where the Month-to-Month data attribute was equal to “Y”. Of these 23 Units, 5 of the Units (the “Month-to-Month Sample Units”) were part of the Sample. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that for each of the Month-to-Month Sample Units:

a)	the Rented (Y/N) data attribute was equal to “Y” on the Final Data Tape;

b)	the Date of Lease Expiration Sample Lease Attribute is prior to the Property Cut-Off Date; and

c)	as indicated in the MTM Support File, the tenant had been charged and paid rent for the month of January 2022, or if rent was unpaid and overdue by more than 30 days as of the Property Cut-Off Date, the Tenant Delinquent Stage data attribute was greater than zero on the Final Data Tape.

Procedure 3	For each of the Rented Units and Properties in the Sample included on the Final Data Tape provided by the Company, we performed the following procedures:

a)	For each Sample Attribute relating to the Purchase and Lease Discrepancies shown in Table 1, we compared the “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value on the Final Data Tape and noted no differences; and

b)	For each Sample Attribute that did not have a Purchase and Lease Discrepancy, we compared the Initial Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

Procedure 4	Using the information, instruction, and assumptions provided by the Company, for each of the Units and Properties represented on the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Final Data Tape, Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

In performing this procedure, we received one or more preliminary data files and performed certain procedures as set forth in Exhibit 2. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate.

We performed this procedure on the Final Data Tape, and we either (i) compared the information in the Supplemental Data Files to the Final Data Tape, as applicable or (ii) compared the recalculated values to the corresponding values on the Final Data Tape, as applicable, and, in each case, found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the collateral assets included on the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

Washington, DC

March 21, 2022

Exhibit 1

Sample Attribute 1: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Units where the Month-to-Month data attribute equals “N”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Data Room by the Company as of the Review Date and signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Units where the Month-to-Month data attribute equals “Y”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Data Room by the Company as of the Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Units where the Rented (Y/N) data attribute equals “Y”, we compared the Lease Start Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute 2: Date of Lease Expiration

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease Expiration procedure, for Units where the Month-to-Month data attribute equals “N”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Data Room by the Company as of the Review Date and signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Units where the Month-to-Month data attribute equals “Y”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Data Room by the Company as of the Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Units where the Rented (Y/N) data attribute equals “Y”, we compared the Date of Lease Expiration Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute 3: Underwritten Rent (Monthly)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Units where the Month-to-Month data attribute equals “N”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Data Room by the Company as of the Review Date and signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Units where the Month-to-Month data attribute equals “Y”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Data Room by the Company as of the Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Units where the Rented (Y/N) data attribute equals “Y”, we compared the Underwritten Rent (Monthly) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute 4: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	If multiple properties are listed in the purchase agreement, settlement statement, recorded deed or bid receipt, as applicable, compared the Acquisition Type Sample Purchase Attribute to “Bulk”.

2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compared the Acquisition Type Sample Purchase Attribute to “Bid Receipt”.

3)	If a purchase agreement, settlement statement, or recorded deed is available for the applicable Property and only one property is listed in that purchase agreement, settlement statement, or recorded deed, compared the Acquisition Type Sample Purchase Attribute to “HUD”.

Sample Attribute 5: Acquisition Month, Day and Year

Tolerance Level: +/- 30 days

Comparison Instructions:

1)	If a settlement statement is available, compared the Acquisition Month, Day and Year Sample Purchase Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Acquisition Month, Day and Year Sample Purchase Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Acquisition Month, Day and Year Sample Purchase Attribute to information available in the purchase agreement.

Sample Attribute 6: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

1)	If a settlement statement is available, compared the Purchase Price data attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Purchase Price data attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Purchase Price data attribute to information available in the purchase agreement.

4)	If multiple properties are listed on either a purchase agreement, settlement statement, or bid receipt, and the relevant purchase price information is not disaggregated at the property level, then compared the Purchase Price data attribute to information available in the applicable bulk sale schedule provided by the Company.

Exhibit 2

Field Name	Procedure	Methodology	Data File(s)	Comments
Property Address	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	As the BPO Results File only includes a single Unit of a 2-4 Unit Property, the property address identified in the BPO Results File was compared to the Property Address for the Property and all relevant Units, without regard to Unit identifiers, punctuation, or abbreviations.
City	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	As the BPO Results File only includes a single Unit of a 2-4 Unit Property, the city identified in the BPO Results File was compared to the City for the Property and all relevant Units.
Zip Code	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	As the BPO Results File only includes a single Unit of a 2-4 Unit Property, the zip code identified in the BPO Results File was compared to the Zip Code for the Property and all relevant Units.
MSA	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File
State	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	As the BPO Results File only includes a single Unit of a 2-4 Unit Property, the state identified in the BPO Results File was compared to the State for the Property and all relevant Units.
Purchase Price	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File
Closing Cost	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File

Field Name	Procedure	Methodology	Data File(s)	Comments
Total Capital Expenditures	Supplemental Data File to Final Data Tape electronic comparison & Recalculate and compare

Comparison: for each Unit, compared the value in the Support File to the corresponding value in Total Capital Expenditures data field in the Final Data Tape.

Recalculation: for each Property, the sum of the underlying Units.

Support File Final Data Tape (Total Capital Expenditures, Property Type)
Total Cost (Post Rehab)	Supplemental Data File to Final Data Tape electronic comparison & Recalculate and compare

Comparison: for each Unit, compared the value in the Support File to the corresponding value in Total Cost (Post Rehab) data field in the Final Data Tape.

Recalculation: for each Property, the sum of the underlying Units.

Support File Final Data Tape (Total Capital Expenditures, Property Type)
Cut-off Date Value	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	This comparison was performed only for each Property on the Final Data Tape.
Cut-off Date Value as-of Date	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	This comparison was performed only for each Property on the Final Data Tape.
Traditional BPO Value	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	This comparison was performed only for each Property on the Final Data Tape.
Traditional BPO Value as-of Date	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	This comparison was performed only for each Property on the Final Data Tape.
Remaining Lease Term (months)	Recalculate and compare	Recalculation: (Date of Lease Expiration - Property Cut-Off Date) / 30	Final Data Tape (Date of Lease Expiration, Rented (Y/N), Month-to-Month)	For Vacant and MTM Units, the Remaining Lease Term (months) was calculated to be “N/A”. This recalculation was performed only for each Unit on the Final Data Tape.
Original Length of Lease (Months)	Recalculate and compare	Recalculation: (Date of Lease Expiration - Lease Start Date) / 30	Final Data Tape (Date of Lease Expiration, Lease Start Date, Rented (Y/N))	For Vacant Units, the Original Length of Lease (Months) was calculated to be “N/A”. This recalculation was performed only for each Unit on the Final Data Tape.

Field Name	Procedure	Methodology	Data File(s)	Comments
Section 8	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File	This comparison was performed only for each Unit on the Final Data Tape.
Actual Contractual Rent (Annual)	Recalculate and compare	Recalculation: Underwritten Rent (Monthly) * 12	Final Data Tape (Underwritten Rent (Monthly), Rented (Y/N))	For Vacant Units, the Actual Contractual Rent (Annual) was calculated to be “N/A”. This recalculation was performed only for each Unit on the Final Data Tape.
Underwritten Annual Rent	Recalculate and compare	Recalculation: Underwritten Rent (Monthly) * 12	Final Data Tape (Underwritten Rent (Monthly))	This recalculation was performed only for each Unit on the Final Data Tape.
Underwritten Annual Other Income	Recalculate and compare	Recalculation: (Underwritten Annual Rent - Underwritten Annual Vacancy) * 2%	Final Data Tape (Underwritten Annual Rent, Underwritten Annual Vacancy)	This recalculation was performed only for each Unit on the Final Data Tape.
Underwritten Annual Gross Revenue	Recalculate and compare	Recalculation: Underwritten Annual Rent + Underwritten Annual Other Income	Final Data Tape (Underwritten Annual Rent, Underwritten Annual Other Income)	This recalculation was performed only for each Unit on the Final Data Tape.
Delinquent Amount	Recalculate and compare	Recalculation: (Underwritten Annual Rent - Underwritten Annual Vacancy) * 1.5%	Final Data Tape (Underwritten Annual Rent, Underwritten Annual Vacancy)	This recalculation was performed only for each Unit on the Final Data Tape.
Concessions & Concessions of Free Rent	Recalculate and compare	Recalculation: (Underwritten Annual Rent - Underwritten Annual Vacancy) * 1%	Final Data Tape (Underwritten Annual Rent, Underwritten Annual Vacancy)	This recalculation was performed only for each Unit on the Final Data Tape.
Underwritten Annual Vacancy	Recalculate and compare	Recalculation: Underwritten Annual Rent * 5%	Final Data Tape (Underwritten Annual Rent)	This recalculation was performed only for each Unit on the Final Data Tape.
Underwritten Effective Gross Income	Recalculate and compare	Recalculation: Underwritten Annual Gross Revenue - Delinquent Amount - Concessions & Concessions of Free Rent - Underwritten Annual Vacancy	Final Data Tape (Underwritten Annual Gross Revenue, Delinquent Amount, Concessions & Concessions of Free Rent, Underwritten Annual Vacancy)	This recalculation was performed only for each Unit on the Final Data Tape.

Field Name	Procedure	Methodology	Data File(s)	Comments
Underwritten Annual Repairs and Maintenance	Recalculate and compare

Recalculation:

if(Year Built <= “1970”, $1.00,

if(and(Year Built > “1970”, Year Built <= “1985”), $0.92,

if(and(Year Built > “1985”, Year Built <= “2000”), $0.85,

if(Year Built > “2000”, $0.75))))

* Total Square Feet * 65%

			Final Data Tape (Year Built, Total Square Feet)	This recalculation was performed only for each Unit on the Final Data Tape.
Underwritten Annual Marketing and Leasing Costs	Recalculate and compare	Recalculation: (35% * max($750, 60% * Underwritten Rent (Monthly))) + 65% * max($350, 15% * Underwritten Rent (Monthly))	Final Data Tape (Underwritten Rent (Monthly))	This recalculation was performed only for each Unit on the Final Data Tape.
Underwritten Annual Turnover Costs	Recalculate and compare

Recalculation:

if(Year Built <= “1970”, $1.00,

if(and(Year Built > “1970”, Year Built <= “1985”), $0.92,

if(and(Year Built > “1985”, Year Built <= “2000”), $0.85,

if(Year Built > “2000”, $0.75))))

* Total Square Feet * 35%

			Final Data Tape (Year Built, Total Square Feet)	This recalculation was performed only for each Unit on the Final Data Tape.
Underwritten Annual Property Management Fee	Recalculate and compare	Recalculation: if(Property Manager = “Tiber”, 6%, if(Property Manager = “Roofstock”, 6.5%)) * Underwritten Effective Gross Income	Final Data Tape (Property Manager, Underwritten Effective Gross Income)	This recalculation was performed only for each Unit on the Final Data Tape.
Underwritten Annual Real Estate Taxes	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File	This comparison was performed only for each Unit on the Final Data Tape.
Underwritten Annual HOA Fees	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File	This comparison was performed only for each Unit on the Final Data Tape.

Field Name	Procedure	Methodology	Data File(s)	Comments
Underwritten Annual Insurance Costs	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File	This comparison was performed only for each Unit on the Final Data Tape.
Underwritten Other Expense	Recalculate and compare	Recalculation: $60 per Unit	n/a	This recalculation was performed only for each Unit on the Final Data Tape.
Total Annual Underwritten Expenses	Recalculate and compare	Recalculation: Underwritten Annual Repairs and Maintenance + Underwritten Annual Marketing and Leasing Costs + Underwritten Annual Turnover Costs + Underwritten Annual Property Management Fee + Underwritten Annual Real Estate Taxes + Underwritten Annual HOA Fees + Underwritten Annual Insurance Costs + Underwritten Other Expense	Final Data Tape (Underwritten Annual Repairs and Maintenance, Underwritten Annual Marketing and Leasing Costs, Underwritten Annual Turnover Costs, Underwritten Annual Property Management Fee, Underwritten Annual Real Estate Taxes, Underwritten Annual HOA Fees, Underwritten Annual Insurance Costs, Underwritten Other Expenses)	This recalculation was performed only for each Unit on the Final Data Tape.
Underwritten Annual Net Operating Income	Recalculate and compare	Recalculation: Underwritten Effective Gross Income - Total Annual Underwritten Expenses	Final Data Tape (Underwritten Effective Gross Income, Total Annual Underwritten Expenses)	This recalculation was performed only for each Unit on the Final Data Tape.
Underwritten Annual CapEx Reserve	Recalculate and compare	Recalculation: $750 per Unit	n/a	This recalculation was performed only for each Unit on the Final Data Tape.
Underwritten Annual Net Cash Flow	Recalculate and compare	Recalculation: Underwritten Annual Net Operating Income - Underwritten Annual CapEx Reserve	Final Data Tape (Underwritten Annual Net Operating Income, Underwritten Annual CapEx Reserve)	This recalculation was performed only for each Unit on the Final Data Tape.

Field Name	Procedure	Methodology	Data File(s)	Comments
Tenant Delinquent Stage	Recalculate and compare

Recalculation:

if(Tenant Delinquent- Bill Date ≤ October 01, 2021, “90+”,

if(Tenant Delinquent- Bill Date = November 01, 2021, “61-90”,

if(Tenant Delinquent- Bill Date = December 01, 2021, “31-60”,

if(Tenant Delinquent- Bill Date = January 01, 2022, “0-30”,

if(Tenant Delinquent- Bill Date = “N/A”, “Current”))))

			Final Data Tape (Tenant Delinquent- Bill Date, Physical Occupancy)	For Vacant Units, the Tenant Delinquent Stage was calculated to be “N/A”. This recalculation was performed only for each Unit on the Final Data Tape.

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